Restructuring And Other Liabilities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring And Other Liabilities [Abstract]
Change In Balance Sheet Position Of Restructuring Reserves

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011

Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0)	$32.3

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010

Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6

	December 31 2008	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2009

Restructuring employee-related	$55.3	$133.6	$(5.7)	$(85.1)	$—	$2.0	$100.1
Fixed asset impairment	—	5.3	—	—	(5.3)	—	—
Other	0.4	—	—	(0.2)	—	—	0.2

Total reserve	$55.7	$138.9	$(5.7)	$(85.3)	$(5.3)	$2.0	$100.3